Note 10 - Capital Stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
10.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares;
An unlimited number of Subordinate Voting Shares having
one
vote per share; and
An unlimited number of Multiple Voting Shares having
20
votes per share, convertible at any time into Subordinate Voting Shares at a rate of one
Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2017	34,590,689	$143,622	1,325,694	$148	35,916,383	$143,770

Pursuant to the amended management services agreement with the Company dated and effective as of the
1st
day of
June, 2015,
the Company agreed to make payments to a company (“FC Co”) indirectly owned by its Founder and Chairman that are contingent upon an arm’s length sale of control of the Company or upon a distribution of the Company’s assets to its shareholders. The payment amounts will be determined with reference to the consideration per Subordinate Voting Share received or deemed received by shareholders upon an arm’s length sale or upon a distribution of assets. The right to receive the payments may
be transferred to person(s) who are
not
at arm’s length to FC Co. The agreement provides for FC Co to receive the following two
payments. The
first
payment is an amount equal to
5%
of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale or distribution; and (ii) the per share consideration received or deemed received by holders of Subordinate Voting Shares minus a base price of
C$2.351.
The
second
payment is an amount equal to
5%
of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale or distribution; and (ii) the per share consideration received or deemed received by holders of Subordinate Voting Shares minus a base price of
C$4.578.
Assuming an arm’s length sale of control of the Company had occurred on
December 31, 2017,
the aggregate amount required to be paid to FC Co, based on a market price of
C$87.93
(being the closing price per Subordinate Voting Share on the Toronto Stock Exchange on
December 31, 2017),
would have been
US$251,220.